Convertible Note (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Short-term Debt [Line Items]
Accrued Interest	$ 7,227
Gain on Repayment	108,440	$ 206,052
Convertible Notes
Short-term Debt [Line Items]
Convertible Notes Issued Balance	$ 96,000
Maturity Date Minimum	Feb. 28, 2018
Maturity Date Maximum	Mar. 30, 2018
Interest Rate per annum	12.00%
Conversion Rate	61.00%
Common Shares Issued In Relation to Conversion	27,305,206
Reduction in Convertible Debt	$ 54,877
Related to Principal	47,650
Repaid Notes	18,302
Accrued Interest Repaid	3,014
Gain on Repayment	$ 33,283
Common shares issued in relation to conversion options exercised	27,305,206